Subsequent Events - Additional Information (Detail) - Subsequent Events [Member] $ in Millions	1 Months Ended
	Mar. 31, 2016	Jan. 31, 2016 USD ($) Bridge_Loan
Piranema Spirit [Member]
Subsequent Event [Line Items]
Percentage of rate reduction claim	2.00%
Teekay Tankers [Member] | Due January 2021 [Member] | Term Loan [Member] | Revolving Credit Facilities [Member]
Subsequent Event [Line Items]
Secured long-term debt facility		$ 894.4
Teekay Tankers [Member] | Due January 29, 2016 [Member] | Secured debt [Member]
Subsequent Event [Line Items]
Number of bridge loan facilities | Bridge_Loan		2
Teekay Tankers [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Debt instrument maturity date		Jan. 29, 2016
Teekay Tankers [Member] | Bridge Loan [Member] | Due January 2016 [Member] | Secured debt [Member]
Subsequent Event [Line Items]
Repayments of short-term debt		$ 845.8